Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments
Schedule of assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy

	Fair Value Measurements as of December 31, 2015
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$138	$—	$138	$—
Liabilities
Interest rate swap contracts	$4,538	$—	$4,538	$—

	Fair Value Measurements as of December 31, 2014
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$664	$—	$664	$—
Liabilities
Interest rate swap contracts	$53,420	$—	$53,420	$—

Schedule of estimated fair values of the financial instruments

	As of December 31, 2015		As of December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$72,253	$72,253	$57,730	$57,730
Restricted cash	$2,818	$2,818	$2,824	$2,824
Accounts receivable, net	$10,652	$10,652	$7,904	$7,904
Due from related parties	$19,007	$19,007	$10,597	$10,597
Series 1 ZIM notes	$6,587	$6,587	$6,274	$6,274
Series 2 ZIM notes	$32,507	$32,507	$30,923	$30,923
Equity investment in ZIM	$28,693	$35,831	$28,693	$32,873
Accounts payable	$12,971	$12,971	$12,510	$12,510
Accrued liabilities	$14,014	$14,014	$24,705	$24,705
Long-term debt, including current portion	$2,775,378	$2,776,739	$2,951,120	$2,953,327
Vendor financing, including current portion	$—	$—	$64,367	$64,026

Schedule of estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy

        The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows (in thousands):

	Fair Value Measurements as of December 31, 2015
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Series 1 ZIM notes(1)	$6,587	$—	$6,587	$—
Series 2 ZIM notes(1)	$32,507	$—	$32,507	$—
Equity investment in ZIM(1)	$35,831	$—	$35,831	$—
Long-term debt, including current portion(2)	$2,776,739	$—	$2,776,739	$—
Accrued liabilities(4)	$14,014	$—	$14,014	$—

	Fair Value Measurements as of December 31, 2014
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Series 1 ZIM notes(1)	$6,274	$—	$6,274	$—
Series 2 ZIM notes(1)	$30,923	$—	$30,923	$—
Equity investment in ZIM(1)	$32,873	$—	$32,873	$—
Long-term debt, including current portion(2)	$2,953,327	$—	$2,953,327	$—
Vendor financing, including current portion(3)	$64,026	$—	$64,026	$—
Accrued liabilities(4)	$24,705	$—	$24,705	$—

(1)	The fair value is estimated based on currently available information on the Company's counterparty, other contracts with similar terms, remaining maturities and interest rates.
(2)

The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account its creditworthiness.

(3)

The fair value of the Company's Vendor financing is estimated based on currently available financing with similar contract terms, interest rate and remaining maturities, as well as taking into account its creditworthiness.

(4)

The fair value of the Company's accrued liabilities, which mainly consists of accrued interest on its credit facilities and accrued realized losses on its cash flow interest rate swaps, is estimated based on currently available debt and swap agreements with similar contract terms, interest rates and remaining maturities, as well as taking into account its creditworthiness.

Schedule of the Company's nonfinancial items measured at fair value on a non-recurring basis

	Fair Value Measurements as of December 31, 2015
	Total	(Level I)	(Level II)	(Level III)
	(in millions of $)
Fixed Assets, net	$90.8	$—	$90.8	$—
Vessels held for sale	$6.3	$—	$6.3	$—

	Fair Value Measurements as of December 31, 2014
	Total	(Level I)	(Level II)	(Level III)
	(in millions of $)
Fixed Assets, net	$92.0	$—	$92.0	$—

Cash Flow Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

        The interest rate swap agreements converting floating interest rate exposure into fixed, as of December 31, 2015 and 2014 were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)	Floating Rate (Danaos receives)	Fair Value December 31, 2015	Fair Value December 31, 2014
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07% p.a.	USD LIBOR 3M BBA	—	$(2,011)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12% p.a.	USD LIBOR 3M BBA	—	(4,246)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07% p.a.	USD LIBOR 3M BBA	—	(4,248)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124% p.a.	USD LIBOR 3M BBA	—	(2,895)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775% p.a.	USD LIBOR 3M BBA	—	(3,008)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1% p.a.	USD LIBOR 3M BBA	—	(10,167)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98% p.a.	USD LIBOR 3M BBA	—	(4,249)
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695% p.a.	USD LIBOR 3M BBA	$(1,012)	(9,524)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125% p.a.	USD LIBOR 3M BBA	—	(8,428)
Eurobank	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755% p.a.	USD LIBOR 3M BBA	—	(3,763)

							$(1,012)	$(52,539)

ABN Amro	06/06/2013	1/4/2016	12/31/2016	$325,000	1.4975% p.a.	USD LIBOR 3M BBA	$(2,113)	$(617)
ABN Amro	05/31/2013	1/4/2016	12/31/2016	$250,000	1.4125% p.a.	USD LIBOR 3M BBA	(1,413)	(264)

Total fair value of swap liabilities							$(4,538)	$(53,420)

Schedule of unrealized and realized losses on interest rate swaps

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
	(in millions)
Total realized losses	$(52.7)	$(120.6)	$(145.6)
Amortization of deferred realized losses	(4.0)	(4.0)	(4.0)
Unrealized gains	16.2	25.2	22.8

Unrealized and realized losses on cash flow interest rate swaps	$(40.5)	$(99.4)	$(126.8)

Fair Value Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

        The interest rate swap agreements converting fixed interest rate exposure into floating, as of December 31, 2015 and 2014, were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)	Floating Rate (Danaos pays)	Fair Value December 31, 2015	Fair Value December 31, 2014
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125% p.a.	USD LIBOR 3M BBA + 0.835% p.a.	$55	$302
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125% p.a.	USD LIBOR 3M BBA + 0.855% p.a.	83	362

Total fair value							$138	$664

Schedule of unrealized and realized losses on interest rate swaps

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
	(in millions)
Unrealized losses on swap asset	$(0.5)	$(0.9)	$(1.3)
Reclassification of fair value of hedged debt to Statement of Operations	0.6	0.6	0.6
Realized gains	0.5	1.0	1.4

Unrealized and realized gains on fair value interest rate swaps	$0.6	$0.7	$0.7